EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)	400,000	400,000
Numerator [Abstract]
Net Income (Loss)	$ (105,417)	$ (73,192)	$ (72,298)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	64,101,923	52,547,623	47,159,402
Dilutive - Weighted Average Common Shares Outstanding (in shares)	64,101,923	52,547,623	47,159,402
Income (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (1.64)	$ (1.39)	$ (1.53)
Diluted (in dollars per share)	$ (1.64)	$ (1.39)	$ (1.53)